PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
NOTE 5 -          PROPERTY, PLANT AND EQUIPMENT, NET

Composition of assets, grouped by major classifications, is as follows:

	December 31,
	2025	2024
Cost:
Land and buildings	$10,993	$10,879
Leasehold improvements	9,471	9,408
Machinery and equipment	85,570	79,512
Motor vehicles	259	259
Office furniture and equipment	2,822	1,628
Internal use software	4,630	4,204
	113,745	105,890

Less: Accumulated depreciation and amortization	66,823	64,314
Depreciated cost	$46,922	$41,576

Depreciation and amortization expenses amounted to $4,839, $5,187 and $4,430 for the years ended December 31, 2025, 2024 and 2023, respectively.